Turnover (Tables)	6 Months Ended
Dec. 31, 2018
Turnover
Schedule of revenue by major product line

Revenue by major product line
	Half year	Half year	Full year
	31 Dec 18	31 Dec 17	30 Jun 18
	Reviewed	Reviewed	Reviewed
	Rm	Rm	Rm
Base Chemicals	22 668	21 634	43 239

Polymers	12 346	11 254	22 679
Solvents	6 441	6 583	13 172
Fertilisers and explosives	2 333	2 164	4 129
Other base chemicals	1 548	1 633	3 259

Performance Chemicals	34 349	31 504	64 016

Organics	26 193	24 091	49 001
Waxes	4 387	4 450	8 462
Advanced materials	3 769	2 963	6 553

Upstream, Energy and Other
Coal	1 826	1 878	3 446
Liquid fuels and crude oil	39 633	28 960	62 555
Gas (methane rich and natural gas) and condensate	2 991	2 762	5 412
Other (IP, refinery services)	991	936	1 815

Revenue from contracts with customers	102 458	87 674	180 483
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	486	479	978

Total external turnover	102 944	88 153	181 461